PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 11,753	$ 10,616